Segment Reporting - Schedule of Company's Revenue and Income From Operations by Segment (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Segment Reporting Information [Line Items]
Revenues	$ 202,277	$ 171,659	$ 434,778	$ 340,124
Voyage expenses	(92,668)	(86,933)	(190,007)	(166,926)
Vessel operating expenses	(53,600)	(52,652)	(108,187)	(105,647)
Time-charter hire expenses (note 8)	(10,792)	(5,697)	(20,240)	(10,380)
Depreciation and amortization	(30,658)	(29,573)	(60,523)	(59,003)
General and administrative expenses	(9,508)	(9,407)	(18,673)	(19,192)
Gain on sale of vessel	0	170	0	170
Restructuring charges	0	(982)	0	(982)
Income (loss) from operations	5,051	(13,415)	37,148	(21,836)
Equity loss	(169)	(70)	584	624
Operating Segments | Conventional Tanker Segment
Segment Reporting Information [Line Items]
Revenues	190,351	163,849	412,414	323,660
Voyage expenses	(95,171)	(90,333)	(195,379)	(173,504)
Vessel operating expenses	(43,375)	(44,738)	(87,722)	(88,454)
Time-charter hire expenses (note 8)	(9,196)	(4,113)	(17,166)	(7,391)
Depreciation and amortization	(29,762)	(28,454)	(58,788)	(56,639)
General and administrative expenses	(8,729)	(8,433)	(17,075)	(17,400)
Gain on sale of vessel		0		0
Restructuring charges		(152)		(152)
Income (loss) from operations	4,118	(12,374)	36,284	(19,880)
Equity loss	(169)	(70)	584	624
Operating Segments | Ship-to-Ship Transfer Segment
Segment Reporting Information [Line Items]
Revenues	14,429	11,210	27,736	23,042
Voyage expenses	0	0	0	0
Vessel operating expenses	(10,225)	(7,914)	(20,465)	(17,193)
Time-charter hire expenses (note 8)	(1,596)	(1,584)	(3,074)	(2,989)
Depreciation and amortization	(896)	(1,119)	(1,735)	(2,364)
General and administrative expenses	(779)	(974)	(1,598)	(1,792)
Gain on sale of vessel		170		170
Restructuring charges		(830)		(830)
Income (loss) from operations	933	(1,041)	864	(1,956)
Equity loss	0	0	0	0
Inter-segment Adjustment
Segment Reporting Information [Line Items]
Revenues	(2,503)	(3,400)	(5,372)	(6,578)
Voyage expenses	2,503	3,400	5,372	6,578
Vessel operating expenses	0	0	0	0
Time-charter hire expenses (note 8)	0	0	0	0
Depreciation and amortization	0	0	0	0
General and administrative expenses	0	0	0	0
Gain on sale of vessel		0		0
Restructuring charges		0	0
Income (loss) from operations	0	0	0	0
Equity loss	$ 0	$ 0	$ 0	$ 0